OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 47,763,039	$ 38,566,724
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	$ 26,617	799,072
Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities			760,667
Nominal interest rate		2.13%
Envases Central S.A. | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 26,617	$ 33,111
Nominal interest rate		2.00%
Effective interest rate percentage		2.00%	2.00%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities			$ 5,294
Nominal interest rate		22.00%
Up to 90 days | Envases Central S.A. | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 26,617

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.